Employee benefits and private pension plan - Sensitivity analysis (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Discount rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 19,736
Change in assumptions	1.00%
Increase in liability	R$ 23,953
Salary growth rate [member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 284
Change in assumptions	1.00%
Increase in liability	R$ 304
Medical services growth rate [Member]
Disclosure of defined benefit plans [line items]
Change in assumptions	1.00%
Decrease in liability	R$ 18,385
Change in assumptions	1.00%
Increase in liability	R$ 22,185